Segment Information - Schedule of Adjusted Depreciation and Amortization (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 14.3	$ 12.7	$ 31.4		$ 34.2		$ 62.5	$ 73.4	$ 70.2
Share-based compensation			46.9		53.6		62.5	73.4	70.2
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses			13.7	[1]	20.3	[1]	24.6	25.7	28.0
Share-based compensation			13.7		20.3		24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Lions Gate Corporate Employee Share Based Compensation
Allocated share based compensation expenses							$ 5.6	$ 9.7	$ 7.8
Share-based compensation			$ 0.7		$ 4.5

[1]	Included in net earnings (loss) from discontinued operations for the nine months ended December 31, 2024 was share-based compensation expense of $0.3 million (2023 — $1.4 million).